Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands		Common Share	Preferred Shares	Additional Paid-in Capital	Retained Earnings/(Deficit)	Accumulated Deficit Other Comprehensive Income	Attributable to Non- controlling Interest	Total
Balance at Dec. 31, 2018		$ 2		$ 22,117	$ 6,407	$ 1,191	$ 12,896	$ 42,613
Balance (in Shares) at Dec. 31, 2018		19,221,609
Retroactive application of recapitalization		$ (2)		2
Retroactive application of recapitalization (in Shares)		(12,901,544)
Balance at Dec. 31, 2018				22,119	6,407	1,191	12,896	42,613
Balance (in Shares) at Dec. 31, 2018		6,320,065
Conversion of Series C convertible debentures				22,364				22,364
Conversion of Series C convertible debentures (in Shares)		837,345
Class C preferred stock issuance				28,824				28,824
Class C preferred stock issuance (in Shares)		1,131,824
Stock-based compensation expense				1,522				1,522
Stock option exercise				132				132
Stock option exercise (in Shares)		14,796
Investment in subsidiaries				1,752			(1,752)
Issuance of Rock Cliff Capital warrants				717				717
Other comprehensive income					1,191	(1,191)
Net loss					(39,530)		(6,450)	(45,980)	[1],[2]
Balance at Dec. 31, 2019				77,431	(31,933)		4,695	50,193
Balance (in Shares) at Dec. 31, 2019		8,304,030
Balance at Dec. 31, 2019		$ 2	$ 1	77,428	(31,933)		4,695	50,193
Balance (in Shares) at Dec. 31, 2019		19,266,609	5,988,957
Retroactive application of recapitalization		$ (2)	$ (1)	3
Retroactive application of recapitalization (in Shares)		(10,962,579)	(5,988,957)
Stock-based compensation expense				416				416
Net loss					(9,282)		(904)	(10,186)
Balance at Mar. 31, 2020				77,847	(41,215)		3,791	40,423
Balance (in Shares) at Mar. 31, 2020		8,304,030
Balance at Dec. 31, 2019		$ 2	$ 1	77,428	(31,933)		4,695	50,193
Balance (in Shares) at Dec. 31, 2019		19,266,609	5,988,957
Balance at Dec. 31, 2019				77,431	(31,933)		4,695	50,193
Balance (in Shares) at Dec. 31, 2019		8,304,030
Net loss								(18,939)
Balance at Jun. 30, 2020				85,926	(49,224)		3,047	39,749
Balance (in Shares) at Jun. 30, 2020		10,132,997
Balance at Dec. 31, 2019		$ 2	$ 1	77,428	(31,933)		4,695	50,193
Balance (in Shares) at Dec. 31, 2019		19,266,609	5,988,957
Retroactive application of recapitalization		$ (2)	$ (1)	3
Retroactive application of recapitalization (in Shares)		(10,962,579)	(5,988,957)
Balance at Dec. 31, 2019				77,431	(31,933)		4,695	50,193
Balance (in Shares) at Dec. 31, 2019		8,304,030
Stock issuances, Class D preferred shares				18,087				18,087
Stock issuances, Class D preferred shares (in Shares)		2,574,374
Stock-based compensation expense				1,652				1,652
Purchase and cancellation of stock, Class C preferred shares				(6,250)				(6,250)
Purchase and cancellation of stock, Class C preferred shares (in Shares)		(233,788)
Stock option exercise				20				20
Stock option exercise (in Shares)		88,707
Issuance of common shares upon vesting of RSUs
Issuance of common shares upon vesting of RSUs (in Shares)		2,989
Net loss					(25,895)			(25,895)	[2],[3],[4],[5],[6]
Share exchange
Share exchange (in Shares)		717,085
Conversion of Convertible Debentures				9,850				9,850
Conversion of Convertible Debentures (in Shares)		984,567
Common shares issued for exercise of warrants				3				3
Common shares issued for exercise of warrants (in Shares)		300,000
Conversion of the redeemable non-controlling interest				4,695			(4,695)
Conversion of the redeemable non-controlling interest (in Shares)		1,562,339
Business combination and PIPE financing				47,794				47,794
Business combination and PIPE financing (in Shares)		10,582,721
Accretion of Class D preferred shares to liquidation preference on automatic conversion				10,219	(10,219)
Reclassifications and other				763	(967)			(204)
Balance at Dec. 31, 2020	[5]			164,264	(69,014)			95,250
Balance (in Shares) at Dec. 31, 2020	[5]	24,883,024
Balance at Mar. 31, 2020				77,847	(41,215)		3,791	40,423
Balance (in Shares) at Mar. 31, 2020		8,304,030
Stock issuances				14,021				14,021
Stock issuances (in Shares)		2,015,148
Stock based compensation				296				296
Share repurchase				(6,250)				(6,250)
Share repurchase (in Shares)		(233,788)
Stock option exercise				12				12
Stock option exercise (in Shares)		47,607
Net loss					(8,009)		(744)	(8,753)
Balance at Jun. 30, 2020				85,926	(49,224)		3,047	39,749
Balance (in Shares) at Jun. 30, 2020		10,132,997
Balance at Dec. 31, 2020	[5]			164,264	(69,014)			95,250
Balance (in Shares) at Dec. 31, 2020	[5]	24,883,024
Stock-based compensation expense				1,550				1,550
Issuance of common shares upon vesting of RSUs
Issuance of common shares upon vesting of RSUs (in Shares)		7,713
Founders earnout shares vested
Founders earnout shares vested (in Shares)		570,212
Net loss					(13,765)			(13,765)
Common shares issued for exercise of warrants				1,410				1,410
Common shares issued for exercise of warrants (in Shares)		122,639
Balance at Mar. 31, 2021				167,224	(82,779)			84,445
Balance (in Shares) at Mar. 31, 2021		25,583,588
Balance at Dec. 31, 2020	[5]			164,264	(69,014)			95,250
Balance (in Shares) at Dec. 31, 2020	[5]	24,883,024
Net loss								(22,721)
Balance at Jun. 30, 2021				170,557	(91,735)			78,822
Balance (in Shares) at Jun. 30, 2021		25,629,641
Balance at Mar. 31, 2021				167,224	(82,779)			84,445
Balance (in Shares) at Mar. 31, 2021		25,583,588
Stock-based compensation expense				3,323				3,323
Stock option exercise				10				10
Stock option exercise (in Shares)		40,942
Issuance of common shares upon vesting of RSUs
Issuance of common shares upon vesting of RSUs (in Shares)		5,111
Net loss					(8,956)			(8,956)
Balance at Jun. 30, 2021				$ 170,557	$ (91,735)			$ 78,822
Balance (in Shares) at Jun. 30, 2021		25,629,641

[1]	Loss before income taxes of $45,884 plus loss from equity investment of $96.
[2]	See Note 3. for information on the restatement adjustment as of December 31, 2020 and on the reclassification adjustment as of December 31, 2019.
[3]	Following the SEC statement in April 2021, the Company determined that the private warrants should be classified as a liability. Refer to Note 3. for more information and the impact on the Company’s financial statements.
[4]	Loss before income taxes of $25,891 plus loss from equity investment of $4.
[5]	See Note 3. for information on the restatement adjustment as of December 31, 2020.
[6]	See Note 3. for information on the restatement adjustment as of December 31, 2020.